Other long term liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other long term liabilities
Summary of the breakdown of other long term liabilities

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Government grant (1)	250,122	248,146
Long term payables for purchase of property, plant and equipment	87,664	—
Capital lease (2)	29,003	429,651
Other	6,004	6,637

Total	372,793	684,434

(1) Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grant relating to cash subsidies received by the Group’s entity in the PRC from various level of government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. Cash subsidies have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits and are recognized as other income when received and when all conditions for their receipt have been satisfied.

Grants for the acquisition of land use right and property, plant and equipment are recorded as long-term liabilities and amortized to other income over the amortization period, which represents the depreciable life of the related PP&E. Government grants received related to property, plant and equipment are classified as investing cash inflows on the Company’s consolidated cash flow statements. Government grants received related to land use right are classified as operating cash inflows on the Company’s consolidated cash flow statements just as company expenditures for land use rights are classified as operating cash outflows. The Group received government grant related to property, plant and equipment and land use rights of RMB 45,300, RMB 230 and RMB 27,976 during the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, long-term liability balance of RMB 250,122 and RMB 248,146 was related to government grant for the acquisition of land use rights and property, plant and equipment, respectively and is being amortized over a weighted average life of 189 months as of December 31, 2016.

The Group recorded RMB 32,078, RMB 35,555 and RMB 39,281 as other income for the years ended December 31, 2014, 2015 and 2016, respectively, among which RMB 27,376, RMB 28,380, and RMB 29,953 are related to the amortization of government grant.

(2) For the year ended December 31, 2015, the Group sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 44,350 to a third party (the “purchaser-lessor”) for cash consideration of RMB 41,808 and simultaneously entered into a three-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessor quarterly lease payment over 3 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2015, RMB 12,805 is recognized as other payable (Refer to Note 17 Other payables to third parties) and RMB 29,003 is recognized as other long term liability to the purchaser-lessor according to the contract term.

For the year ended December 31, 2016, the Group sold certain modules and equipment (“leased group”) with carrying amount of RMB 374,907 to a third party (the “purchaser-lessor”) for cash consideration of RMB 481,252 and simultaneously entered into a three-year or ten-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessor lease payment over 3 or 10 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. As of December 31, 2016, RMB 57,889 is recognized as other payable (Refer to Note 17 Other payables to third parties) and RMB 429,651 is recognized as other long term liability to the purchaser-lessor according to the contract term. The above asset transactions did not qualify as sale-leaseback transactions.

Schedule of the gross amount of the equipment and module and related depreciation recorded under capital lease
	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB

Equipment and module	41,808	500,389
Less: accumulated depreciation	(348)	(10,726)

Net Value	41,460	489,663

Future minimum payments required under non-cancellable capital lease

As of December 31, 2016, future minimum payments required under non-cancellable capital lease are:

RMB
Year ended December 31,
2017	82,732
2018	73,892
2019	141,639
2020	48,848
2021	47,607
Thereafter	210,861

Total minimum lease payments	605,579
Less: Amount representing interest	(118,039)

Present value of net minimum lease payments	487,540

Current portion	57,889
Non-current portion	429,651